Financial instruments (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Carrying Value and Fair Value of Each Category of Financial Assets

The following tables present the carrying value and fair value of each category of financial assets and liabilities as at March 31, 2017 and 2018.

As at March 31, 2017:
	(₹ in million)
Financial assets	Held for trading	Loans and receivables	Available for sale financial assets	Derivatives used for hedging	Total carrying value	Total fair value
Financial assets investments
—at fair value	—	—	695	—	695	695
Other non—current assets	—	19,300	—	—	19,300	19,300
Trade and other receivable	—	33,222	—	—	33,222	33,222
Short term investments
—Bank deposits	—	55,790	—	—	55,790	55,790
—Other investments	468,895	—	—	—	468,895	468,895
Derivative financial assets	—	—	—	129	129	129
Cash and cash equivalents	—	97,202	—	—	97,202	97,202
Restricted cash and cash equivalents	—	11,747	—	—	11,747	11,747

Total	468,895	217,261	695	129	686,980	686,980

As at March 31, 2018:
	(₹ in million)						(US dollars in million)
Financial assets	Held for trading	Loans and receivables	Available for sale financial assets	Derivatives used for hedging	Total carrying value	Total fair value	Total carrying value	Total fair value
Financial assets investments
—at fair value	—	—	1,595	—	1,595	1,595	24	24
Other non—current assets	—	30,049	—	—	30,049	30,049	462	462
Trade and other receivable	—	44,549	—	—	44,549	44,549	684	684
Short term investments
—Bank deposits	—	30,633	—	—	30,633	30,633	471	471
—Other investments	285,363	—	—	—	285,363	285,363	4,383	4,383
Derivative financial assets	—	—	—	1,524	1,524	1,524	23	23
Cash and cash equivalents	—	42,192	—	—	42,192	42,192	648	648
Restricted cash and cash equivalents	—	2,483	—	—	2,483	2,483	38	38

Total	285,363	149,906	1,595	1,524	438,388	438,388	6,733	6,733

Summary of Carrying Value and Fair Value of Each Category of Financial Liabilities

As at March 31, 2017:
	(₹ in million)
Financial liabilities	Derivatives used for hedging	Amortised cost	Total carrying value	Total fair value
Borrowings	—	745,780	745,780	747,693
Acceptances	—	113,304	113,304	113,304
Trade and other payables	—	217,993	217,993	217,993
Derivative financial liabilities	8,773	—	8,773	8,773

Total	8,773	1,077,077	1,085,850	1,087,763

As at March 31, 2018:
	(₹ in million)					(US dollars in million)
Financial liabilities	Derivatives used for hedging	Amortised cost	Others*	Total carrying value	Total fair value	Total carrying value	Total fair value
Borrowings	—	581,588	—	581,588	582,366	8,932	8,944
Acceptances	—	94,173	—	94,173	94,173	1,446	1,446
Trade and other payables	—	178,465	2,988	181,453	181,453	2,787	2,787
Derivative financial liabilities	2,610	—	—	2,610	2,610	40	40

Total	2,610	854,226	2,988	859,824	860,602	13,205	13,217

Summary of Categories of Financial Assets and Liabilities Measured at Fair Value

The below table summarizes the categories of financial assets and liabilities as at March 31, 2017 and 2018 measured at fair value:

As at March 31, 2017	(Level 1)	(Level 2)	(Level 3)
	(₹ in million)
Financial assets
At fair value through profit or loss
— Held for trading	194,086	274,809	—
—Derivative financial assets used for hedging	—	129	—
Available-for-sale investments
—Financial asset investments held at fair value	600	—	95

	194,686	274,938	95

Financial liabilities
At fair value through profit or loss
—Derivative financial liabilities used for hedging	—	8,773	—

	—	8,773	—

As at March 31, 2018	(Level 1)	(Level 2)	(Level 3)	(Level 1)	(Level 2)	(Level 3)
	(₹ in million)			(US dollars in million)
Financial assets
At fair value through profit or loss
—Held for trading	75,667	209,696	—	1,162	3,221	—
—Derivative financial assets used for hedging		1,524	—	—	23	—
Available-for-sale investments
—Financial asset investments held at fair value	1,488	—	107	22	—	2

	77,155	211,220	107	1,184	3,244	2

Financial liabilities
At fair value through profit or loss
—Derivative financial liabilities used for hedging	—	2,610	—	—	40	—
—Trade and other payables*	—	—	2,988	—	—	46

	—	2,610	2,988	—	40	46

*	Put option liability with non controlling interest (Refer Note 21)

Summary of Fair Value of Financial Liabilities Other Than Amortised Cost

The below table summarizes the fair value of financial liabilities other than those where carrying value is determined to be the fair value and which are carried at amortised cost as at March 31, 2017 and 2018:

As at March 31, 2017	(Level 2)
(₹ in million)
Financial Liabilities
- Long term borrowings	334,567

334,567

As at March 31, 2018	(Level 2)	(Level 2)
	(₹ in million)	US dollars in million
Financial Liabilities
- Long term borrowings	268,666	4,126

	268,666	4,126

Schedule of impact of 10% increase in LME prices on pre-tax profit/(loss) for the year and pre-tax equity as a result of changes in the value of the Group's commodity financial instruments

Set out below is the impact of 10% increase in LME prices on pre-tax profit/(loss) for the year and pre-tax equity as a result of changes in the value of the Group’s commodity financial instruments:

For the year ended March 31, 2017	(₹ in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	29,543	(2,954)	—

For the year ended March 31, 2018	(₹ in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	35,578	(3,558)	—
US dollars in million	546	55	—

Schedule of Contractual Undiscounted Cash Obligations

The Group remains committed to maintaining a healthy liquidity, a low gearing ratio, deleveraging and strengthening its statement of financial position. The maturity profile of the Group’s financial liabilities based on the remaining period from the date of balance sheet to the contractual maturity date is given in the table below. The figures reflect the contractual undiscounted cash obligation of the Group.

As at March 31, 2017 Payment due by year	<1 year	1-3 years	3-5 years	>5 years	Total
	(₹ in million)
Acceptances*	113,502	—	—	—	113,502
Trade and other payables**	206,483	1,153	—	1,969	209,605
Borrowings***	462,362	179,381	160,210	68,261	870,214
Derivative financial liabilities	8,216	557	—	—	8,773

	790,563	181,091	160,210	70,230	1,202,094

As at March 31, 2018 Payment due by year	<1 year	1-3 years	3-5 years	>5 years	Total
	(₹ in million)
Acceptances*	94,823	—	—	—	94,823
Trade and other payables**	168,200	1,372	2,988	—	172,560
Borrowings***	346,243	180,896	74,166	74,395	675,700
Derivative financial liabilities	1,432	1,178	—	—	2,610

	610,698	183,446	77,154	74,395	945,693

US dollars in million	9,379	2,817	1,185	1,143	14,524

*	Includes committed interest payments
**	Includes financial liabilities grouped under “other non current liabilities”. Excludes interest accrued but not due on borrowings.
***	Includes long term borrowings, short term borrowings, interest accrued but not due on borrowings and committed interest payments.

Summary of Funding Facilities

The Group had access to following funding facilities:

As at March 31, 2017
Funding facility	Total facility	Drawn	Un drawn
	(₹ in million)	(₹ in million)	(₹ in million)
Fund/ Non-fund based	490,585	385,255	105,330

As at March 31, 2018
Funding facility	Total facility	Drawn	Un drawn
	(₹ in million)	(₹ in million)	(₹ in million)
Fund/ Non-fund based	571,900	464,857	107,043

US dollars in million	8,784	7,140	1,644

Summary of Carrying Amount of the Group's Financial Assets and Liabilities in Different Currencies

The carrying amount of the Group’s financial assets and liabilities in different currencies are as follows:

	As at March 31, 2017		As at March 31, 2018		As at March 31, 2018
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)	(US dollars in million)
INR	584,927	801,182	356,944	616,168	5,483	9,463
USD	96,497	278,737	71,891	222,888	1,104	3,423
Euro	1,810	2,679	407	4,438	6	68
Others	3,746	3,252	9,146	16,330	140	251

Total	686,980	1,085,850	438,388	859,824	6,733	13,205

Impact of Strengthening of Functional Currency

Set out below is the impact of a 10% strengthening in the functional currencies of respective businesses on pre-tax profit/(loss) andpre-tax equity arising as a result of the revaluation of the Group’s foreign currency financial assets/ liabilities :

March 31, 2017	Effect on pre-tax profit/(loss) of a 10% strengthening in currency	Effect on pre- tax equity of a 10% strengthening in currency
USD	25,752	(182)
INR	1,042	—

March 31, 2018	Effect on pre-tax profit/(loss) of a 10% strengthening in currency	Effect on pre- tax equity of a 10% strengthening in currency	Effect on pre-tax profit/(loss) of a 10% strengthening in currency	Effect on pre-tax equity of a 10% strengthening in currency
	(₹ in million)		(US Dollars in million)
USD	15,205	0	234	0
INR	609	—	9	—

Schedule of Exposure of Financial Assets and Financial Liabilities to Interest Rate Risk

The exposure of the Group’s financial assets as at March 31, 2017 to interest rate risk is as follows:

	Floating rate financial assets	Fixed rate financial assets	Non-interest bearing financial assets	Total financial assets
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Financial assets	355,073	195,353	136,554	686,980

	355,073	195,353	136,554	686,980

The exposure of the Group’s financial liabilities as at March 31, 2017 to interest rate risk is as follows:

	Floating rate financial liabilities	Fixed rate financial liabilities	Non-interest bearing financial liabilities	Total financial liabilities
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Financial liabilities	399,564	459,007	227,279	1,085,850

	399,564	459,007	227,279	1,085,850

The weighted average interest rate on the fixed rate financial liabilities is 7.0% p.a. and the weighted average period for which the rate is fixed is 1.4 years.

The exposure of the Group’s financial assets as at March 31, 2018 to interest rate risk is as follows:

	Floating rate financial assets	Fixed rate financial assets	Non-interest bearing financial assets	Total financial assets
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Financial assets	196,530	146,820	95,038	438,388

	196,530	146,820	95,038	438,388

(US dollars in million)	3,018	2,255	1,460	6,733

The exposure of the Group’s financial liabilities as at March 31, 2018 to interest rate risk is as follows:

	Floating rate financial liabilities	Fixed rate financial liabilities	Non-interest bearing financial liabilities	Total financial liabilities
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Financial liabilities	232,423	443,029	184,372	859,824

	232,423	443,029	184,372	859,824

(US dollars in million)	3,570	6,804	2,831	13,205

Analysis of Movements in Interest Rates

Increase in interest rates Year ended March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
0.50%	(222)	(179)	(3)
1.00%	(445)	(359)	(6)
2.00%	(890)	(718)	(9)

Summary of Year End Trade and Other Receivable

the year end trade and other receivables, the following are expected to be realised in the normal course of business and hence not considered impaired:

As at March 31	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Neither impaired nor past due	11,450	34,278	526
Past due but not impaired
Due Less than 1 month	9,429	7,725	119
Due Between 1 - 3 months	3,014	3,897	60
Due Between 3 - 12 months	15,307	7,278	112
Due Greater than 12 months	9,372	15,477	238

	48,572	68,655	1,055

Summary of Fair Value of Derivative Positions Recorded Under Derivative Financial Assets and Derivative Financial Liabilities

The fair value of the Group’s derivative positions recorded under derivative financial assets and derivative financial liabilities are as follows:

	As at March 31, 2017		As at March 31, 2018
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	(₹ in million)				(US dollars in million)
Current
Cash flow hedges*
— Commodity contracts	1	854	1,184	947	18	15
— Forward foreign currency contracts	—	137	6	0	0	0
Fair value hedges**
— Commodity contracts	—	21	13	6	0	0
— Forward foreign currency contracts	1	5,325	144	93	2	1
Non-qualifying hedges
— Commodity contracts	89	238	41	147	1	2
— Forward foreign currency contracts	—	1,630	134	224	2	4
— Cross currency swap	—	11	2	15	0	0
Non Current
Fair value hedges**
— Forward foreign currency contracts	38	557	—	1,061	—	16
Non-qualifying hedges
— Commodity contracts	—	—	—	7	—	0
— Forward foreign currency contracts	—	—	—	110	—	2

Total	129	8,773	1,524	2,610	23	40

*	Refer consolidated statements of comprehensive income and consolidated statements of change in equity for the change in the fair value of cash flow hedges.
**	The change in fair value hedges has been recognized in the consolidated statement of profit or loss.